Audit, Audit Related and Other Non-Audit Services - Summary of Fees Paid or Payable to Company's Auditors, Footnotes (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Audit services fees	£ 16,861	£ 14,226	£ 11,295
Amounts for Audit of BT Group Employee Share Ownership Trust and Ilford Trustees (Jersey) Limited
Disclosure of transactions between related parties [line items]
Audit services fees	£ 20	£ 32